PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
Property and equipment, net, are recorded at historical cost and consist of the following:
	December 31, 2021	December 31, 2020
Laboratory and production equipment	$ 7,465	$ 4,245
Computer equipment	637	765
Software	156	136
Furniture and fixtures	125	47
Leasehold improvements	790	—
Construction in process	3,610	35
	12,783	5,228
Less: Accumulated depreciation	(3,875)	(3,232)
Property and equipment, net	$ 8,908	$ 1,996